J.P. Morgan Mortgage Trust 2023-8 ABS-15G

Exhibit 99.12

Loan Number	Account Number	Field ID	Original Field Value	Audit Value	Match
303030191	XXXXX	Borrower_Last_Name	XXX	XXX	FALSE